Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		189 Months Ended		198 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 10, 2011	Dec. 31, 2011	Sep. 30, 2012
Equity Method Investment, Ownership Percentage					95.00%			95.00%
Deferred Rent Credit					$ 19,004	$ 68,263		$ 19,004
Total operating costs and expenses	13,862,000	6,371,000	28,695,000	22,155,000	26,797,000	15,364,000		171,673,000	200,367,000
Research and development	9,944,000	3,565,000	20,533,000	11,474,000	13,452,000	9,899,000	90,300,000	90,264,000	110,828,000
Allowance for Doubtful Accounts Receivable	$ 195,000		$ 195,000						$ 195,000
D C Vax Clinical Trial Programs [Member]
Percentage Of Expended Resources Apportioned To Research and Development					49.90%
Cognate Bio Services, Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					5.00%			5.00%